                                                     JUNE 21, 1999 SUPPLEMENT TO
                                                  PROSPECTUSES DATED MAY 1, 1999

                                     VINTAGE

THE FOLLOWING INFORMATION SUPPLEMENTS THE PROSPECTUSES DATED MAY 1, 1999 FOR THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES AND FOR THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES.

Fee Table

The Fee Table information presented for the Smith Barney Concert Select Portfolios of the Smith Barney Concert Allocation Series Fund, Inc. is amended as follows:

FUNDING OPTION EXPENSES (AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE FUNDING OPTION)
--------------------------------------------- ---------------- --------------- --------------------
                                                                                  TOTAL ANNUAL
PORTFOLIO NAME                                MANAGEMENT FEE   OTHER EXPENSES  OPERATING EXPENSES
--------------------------------------------- ---------------- --------------- --------------------
SMITH BARNEY CONCERT ALLOCATION SERIES
--------------------------------------------- ---------------- --------------- --------------------
     Concert Select Balanced Portfolio             0.35%           1.05%            1.40% (2)
--------------------------------------------- ---------------- --------------- --------------------
     Concert Select Conservative Portfolio         0.35%           1.08%            1.43% (2)
--------------------------------------------- ---------------- --------------- --------------------
     Concert Select Growth Portfolio               0.35%           1.18%            1.53% (2)
--------------------------------------------- ---------------- --------------- --------------------
     Concert Select High Growth Portfolio          0.35%           1.28%            1.63% (2)
--------------------------------------------- ---------------- --------------- --------------------
     Concert Select Income Portfolio               0.35%           1.02%            1.37% (2)
--------------------------------------------- ---------------- --------------- --------------------

(2)Each Portfolio of the Smith Barney Concert Allocation Series (a "fund of funds") invests in the shares of other mutual funds. The Management Fee for each portfolio is 0.35%, and they have no direct expenses. The "Other Expenses" figure reflects an indirect charge of the expenses of the underlying funds; it is a weighted average of the expense ratios for the underlying funds in which each portfolio is expected to be invested during the current fiscal year. See the Fund prospectus (regarding Y shares) for information on the equity/fixed income (including money market) investment target and range for each portfolio, and for the expense ratios for the underlying funds. Such ratios range from 0.45% to 3.22%.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Assuming a 5% annual return on assets (and contract charge of 0.009%), a $1,000 investment would be subject to the following expenses:

EXAMPLE: STANDARD DEATH BENEFIT

                                                                                     If the Contract is NOT surrendered at
                                            If the Contract is surrendered at        the end of the period shown, or if it
                                            the end of the period shown:             is annuitized:
----------------------------------------- ---------- --------- ---------- ---------- ---------- --------- ---------- ----------
                                          1 Year     3 Years   5 Years    10 Years    1 Year    3 Years   5 Years    10 Years
----------------------------------------- ---------- --------- ---------- ---------- ---------- --------- ---------- ----------
Concert Select Balanced Portfolio            $86       $140      $157       $291        $26       $80       $137       $291
                                          ---------- --------- ---------- ---------- ---------- --------- ---------- ----------
Concert Select Conservative Portfolio        86        141        158        294        26         81        138        294
                                          ---------- --------- ---------- ---------- ---------- --------- ---------- ----------
Concert Select Growth Portfolio              87        144        163        304        27         84        143        304
                                          ---------- --------- ---------- ---------- ---------- --------- ---------- ----------
Concert Select High Growth Portfolio         88        147        168        314        28         87        148        314
                                          ---------- --------- ---------- ---------- ---------- --------- ---------- ----------
Concert Select Income Portfolio              86        139        155        288        26         79        135        288
----------------------------------------- ---------- --------- ---------- ---------- ---------- --------- ---------- ----------


EXAMPLE: ENHANCED DEATH BENEFIT
                                                                                     If the Contract is NOT surrendered at
                                            If the Contract is surrendered at        the end of the period shown, or if it
                                            the end of the period shown:             is annuitized:
----------------------------------------- ---------- --------- ---------- ---------- ---------- --------- ---------- ----------
                                          1 Year     3 Years   5 Years    10 Years    1 Year    3 Years   5 Years    10 Years
----------------------------------------- ---------- --------- ---------- ---------- ---------- --------- ---------- ----------
Concert Select Balanced Portfolio            $89       $149      $171       $318        $29       $89       $151       $318
                                          ---------- --------- ---------- ---------- ---------- --------- ---------- ----------
Concert Select Conservative Portfolio        89        149        172        321        29         89        152        321
                                          ---------- --------- ---------- ---------- ---------- --------- ---------- ----------
Concert Select Growth Portfolio              90        152        177        331        30         92        157        331
                                          ---------- --------- ---------- ---------- ---------- --------- ---------- ----------
Concert Select High Growth Portfolio         91        155        182        340        31         95        162        340
                                          ---------- --------- ---------- ---------- ---------- --------- ---------- ----------
Concert Select Income Portfolio              89        148        169        316        29         88        149        316
----------------------------------------- ---------- --------- ---------- ---------- ---------- --------- ---------- ----------


DOLLAR COST AVERAGING:

Under Vintage Contracts, the minimum amount you may transfer under this provision is $400.

L-21266                                                                    6/99